[Liberty Logo]
 LIBERTY

                 Colonial Crabb Huson Newport Stein Roe Advisor

June 4, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Liberty Funds Trust V (the "Trust) (Formerly Colonial Trust V) Colonial California Tax-Exempt Fund
          Colonial Connecticut Tax-Exempt Fund
          Colonial Florida Tax-Exempt Fund
          Colonial Massachusetts Tax-Exempt Fund
          Colonial Michigan Tax-Exempt Fund
          Colonial Minnesota Tax-Exempt Fund
          Colonial New York Tax-Exempt Fund
          Colonial North Carolina Tax-Exempt Fund
          Colonial Ohio Tax-Exempt Fund (the "Funds")
          File Nos. 811-5030 & 33-12109
          -----------------------------

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information dated May 31,1999 for the Funds does not differ from that contained in Post-Effective Amendment No. 26 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on May 28, 1999.

Very truly yours,

LIBERTY FUNDS TRUST V



By Tracy DiRienzo
     Assistant Secretary

cc:        M. Muller
           B. Hartford
           B. Loring
           M. Newman
           G. Swayze
           J. DiMaria
           D. Young (2 copies)
           E. Edson
           J. Terrazino
           Blue Sky

  One Finacnial Center, Boston, MA 02111-2161, 1-800-225-2365